PROPERTY AND EQUIPMENT, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Depreciation expense of Continuing Operations	¥ 43,582	$ 6,679	¥ 32,017	¥ 31,027
Depreciation expense of discontinued Operations	¥ 0		¥ 0	¥ 42